Risks and Concentration (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)
Customer Concentration Risk | Sales Revenue | Third Party Online Platform
Concentration Risk [Line Items]
Concentration risk percentage	28.00%	25.00%	23.00%
Customer Concentration Risk | Sales Revenue | Customer A
Concentration Risk [Line Items]
Concentration risk percentage	33.00%	28.00%	19.00%
Customer Concentration Risk | Sales Revenue | Customer C
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	12.00%
Customer Concentration Risk | Accounts Payables | Vendor
Concentration Risk [Line Items]
Concentration risk percentage		34.00%
PRC
Concentration Risk [Line Items]
Insurance coverage each bank | ¥	¥ 500,000
Cash balance deposited with financial institutions				$ 3,280,252
Cash deposited on third party platform account, at carrying value				25,881
PRC | Credit Risk | Cash in financial institutions
Concentration Risk [Line Items]
Cash balance deposited with financial institutions				2,043,908
Hong Kong
Concentration Risk [Line Items]
Cash balance deposited with financial institutions				4,460,382
Cash deposited on third party platform account, at carrying value				110,880
Hong Kong Deposit Protection Board compensation limit				64,000	$ 500,000
Hong Kong | Credit Risk | Cash in financial institutions
Concentration Risk [Line Items]
Cash balance deposited with financial institutions				4,190,619
Korea
Concentration Risk [Line Items]
Cash balance deposited with financial institutions				44,310
Korea | Credit Risk | Cash in financial institutions
Concentration Risk [Line Items]
Cash balance deposited with financial institutions				1,983
United States
Concentration Risk [Line Items]
Insurance coverage each bank				250,000
Cash balance deposited with financial institutions				35,701,882
United States | Credit Risk
Concentration Risk [Line Items]
Cash balance deposited with financial institutions				$ 35,440,000